Intangible Assets and Non-financial Assets Impairment - Summary of Development Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of development costs of intangible assets [line items]
Development completed	₩ 105,684	₩ 102,781
Development in process	196,269	272,402
Development costs	301,953	375,183
Mobile [member]
Disclosure of development costs of intangible assets [line items]
Development completed	33,097	53,350
Development in process	103,734	157,483
Televisions [member]
Disclosure of development costs of intangible assets [line items]
Development completed	20,803	22,597
Development in process	49,773	42,587
I T [Member]
Disclosure of development costs of intangible assets [line items]
Development completed	51,784	26,834
Development in process	₩ 42,762	₩ 72,332